Equity Incentive Plan (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of shares
Unvested at beginning of period	28,000	3,082	3,666
Granted	90,667	49,867	153,707
Vested	(100,000)	(24,949)	(154,291)
Unvested at end of period	18,667	28,000	3,082
Weighted Average Grant Date Fair Value
Unvested at beginning of period	$ 36.75	$ 39.9	$ 230.1
Granted	$ 13.5	$ 35.7	$ 41.55
Vested	$ 15.67	$ 35.1	$ 46.05
Unvested at end of period	$ 36.75	$ 36.75	$ 39.9